Restricted cash	6 Months Ended
Jun. 30, 2024
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash
Restricted cash as at June 30, 2024 and December 31, 2023 was as follows:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Cash held in escrow	23	23
Other	4	8
Total restricted cash	27	31